Warrants - Narrative (Details)													1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 23, 2023 USD ($) $ / shares shares	Jun. 12, 2023 USD ($) $ / shares shares	Jun. 05, 2023 USD ($) $ / shares shares	Jun. 01, 2023 $ / shares shares	Apr. 18, 2023 USD ($) $ / shares shares	Apr. 14, 2023 $ / shares shares	Sep. 11, 2022 USD ($) $ / shares shares	Dec. 21, 2021 USD ($) $ / shares shares	Nov. 13, 2020 $ / shares	Dec. 16, 2016 USD ($)	Nov. 09, 2016 $ / shares shares	Sep. 30, 2016 USD ($) shares	Jan. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 26, 2023 shares	Sep. 14, 2022 $ / shares shares	Aug. 25, 2022 USD ($) item shares	Feb. 28, 2022 shares	Aug. 25, 2021 $ / shares	Jun. 30, 2020 shares	Dec. 31, 2016 USD ($)
Warrants
Maximum number of warrants issued to purchase common stock in future														$ 1,000,000.00		$ 1,000,000.00
Percentage of discount of future issuance of preferred stock																20.00%		20.00%
Fair value of warrants										$ 50,000				$ 250,000		$ 250,000		$ 250,000
Proceeds from issuance of Common Stock warrants								$ 67,000									$ 55,838	$ 667,290	$ 1,129,535
Number of warrants exercised for issuance of shares (in shares) | shares														4,034,199		4,034,199		1,465,083	1,550,402						6,418
Warrant liabilities														$ 255,954		$ 255,954		$ 261,569	$ 374,694
Change in fair value of warrant liability														$ (6,955)	$ (36,472)	$ (5,615)	(77,060)	$ (113,125)	$ 86,944
Exercise price of warrants (in dollars per share) | $ / shares																					$ 8.85
Number of warrants cancelled (in shares) | shares																					390,000
Common stock, par value (in dollars per share) | $ / shares														$ 0.01		$ 0.01		$ 0.01	$ 0.01
Share issue price (in dollars per share) | $ / shares									$ 6.00
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees					$ 4,780,000											$ 7,464,312	203,439	$ 983,195	$ 7,633,045
vesting period									24 months	0 years			0 years			0 years
Investors exercised
Warrants
Proceeds from issuance of Common Stock warrants																	$ 57,000	$ 57,000
Number of warrants exercised for issuance of shares (in shares) | shares															2,850		2,850	2,850
Exercise price of warrants (in dollars per share) | $ / shares															$ 20.00		$ 20.00	$ 20.00
Regulation CF, D, and S Common Stock And Warrant Offering
Warrants
Number of warrants exercised for issuance of shares (in shares) | shares																			271,593				15,421
Private Placement
Warrants
Proceeds from issuance of Common Stock warrants							$ 90,675
Securities Purchase Agreement With Armistice Capital Master Fund Ltd.
Warrants
Number of warrants exercised for issuance of shares (in shares) | shares			390,000
Exercise price of warrants (in dollars per share) | $ / shares			$ 2.30
Number of shares agreed to issue and sell (in shares) | shares			390,000
Securities Purchase Agreement With Armistice Capital Master Fund Ltd. | Private Placement
Warrants
Number of warrants exercised for issuance of shares (in shares) | shares							195,000
Securities purchase agreement
Warrants
Number of warrants exercised for issuance of shares (in shares) | shares	221,000	322,300	543,300		1,009,950									1,279,700		1,279,700
Exercise price of warrants (in dollars per share) | $ / shares	$ 0.001	$ 0.001
Number of shares agreed to issue and sell (in shares) | shares		322,300	736,400		563,380
Share issue price (in dollars per share) | $ / shares			$ 2.30		$ 3.30
Price per warrant (in dollars per share) | $ / shares			$ 2.299
Shares issued upon exercise of warrants (in shares) | shares			736,400		1,573,330
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees	$ 221,000	$ 322	$ 1,693,720		$ 1,859,154
Proceeds from warrant exercises	$ 221		1,249,047		3,332,835
Proceeds from offering after deducting placement fee and legal expense			2,686,773		4,778,550
Placement fee			205,994		363,439
Legal expense			$ 50,000		$ 50,000
Securities purchase agreement | Private Placement
Warrants
Exercise price of warrants (in dollars per share) | $ / shares				$ 2.30		$ 3.30	$ 8.85
Number of shares agreed to issue and sell (in shares) | shares							390,000
Shares issued upon exercise of warrants (in shares) | shares				1,279,700		1,573,330
Securities purchase agreement | Registered direct offering
Warrants
Exercise price of warrants (in dollars per share) | $ / shares				$ 0.001		$ 0.001
Number of shares agreed to issue and sell (in shares) | shares				736,400		563,380
Common stock, par value (in dollars per share) | $ / shares				$ 0.01		$ 0.01
Share issue price (in dollars per share) | $ / shares				$ 2.30		$ 3.30
Warrants to purchase shares of common stock agreed to issue and sell (in shares) | shares				543,300		1,009,950
Price per warrant (in dollars per share) | $ / shares				$ 2.299		$ 3.299
Second Century Ventures, LLC | January 2020 Warrant Purchase Agreement
Warrants
Proceeds from issuance of Common Stock warrants								$ 3,260,000
Number of warrants exercised for issuance of shares (in shares) | shares								407,512
Exercise price of warrants (in dollars per share) | $ / shares								$ 8.0000
Trusted Mail
Warrants
Cancellation of shares													$ 100,000
Exchange of SAFEs for warrants													$ 125,000
Trusted Mail | Second Century Ventures, LLC | January 2020 Warrant Purchase Agreement
Warrants
Proceeds from issuance of Common Stock warrants								$ 3,260,000
Common Class A
Warrants
Maximum number of warrants issued to purchase common stock in future							$ 1,511,250
Fair value of warrants																										$ 183,000
Proceeds from issuance of Common Stock warrants										$ 50,000		$ 0.8320
Number of warrants exercised for issuance of shares (in shares) | shares							390,000	80,128			80,128	80,128	932,111	80,128		80,128		524,599		283,914
Exercise price of warrants (in dollars per share) | $ / shares								$ 0.8320			$ 3.1200		$ 8.00	$ 3.12		$ 3.12
Fair value of consideration received from warrants													$ 300,000
Credited value over three years													$ 100,000
Threshold period after which cashless exercise of warrants																6 months		6 months
Common stock, par value (in dollars per share) | $ / shares																								$ 0.01
vesting period											0 years	0 years
Common Class A | Securities Purchase Agreement With Armistice Capital Master Fund Ltd.
Warrants
Number of warrants exercised for issuance of shares (in shares) | shares														390,000		390,000
Common Class A | Securities Purchase Agreement With Armistice Capital Master Fund Ltd. | Private Placement
Warrants
Number of warrants exercised for issuance of shares (in shares) | shares							195,000
Common Class A | Securities purchase agreement | Registered direct offering
Warrants
Number of warrants exercised for issuance of shares (in shares) | shares														1,573,330		1,573,330
Common Class A | Second Century Ventures, LLC
Warrants
Number of warrants exercised for issuance of shares (in shares) | shares														524,599		524,599
Common Class A | Second Century Ventures, LLC | January 2020 Warrant Purchase Agreement
Warrants
Number of warrants exercised for issuance of shares (in shares) | shares								407,512
Exercise price of warrants (in dollars per share) | $ / shares								$ 8.00
Common Class A | Trusted Mail
Warrants
Number of warrants exercised for issuance of shares (in shares) | shares													186,442
Exercise price of warrants (in dollars per share) | $ / shares													$ 8.0000
vesting period													0 years
Fair Value of Warrant Liability
Warrants
Warrant liabilities														$ 6,000		$ 6,000		$ 12,000	$ 125,000
Change in fair value of warrant liability																$ 6,000		$ 113,000
CF Common stock
Warrants
Units refunded																						$ 5,000
Number of investors refunded | item																						2
Number of warrants cancelled (in shares) | shares																						250